RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Post Retirement Death Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	$ 558	$ 97
Transition obligation (asset)	0	0
Prior service cost (credit)	1,984	2,299
Total included in AOCI	2,542	2,396
Post Retirement Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	285	(182)
Transition obligation (asset)	0	54
Prior service cost (credit)	6	9
Total included in AOCI	$ 291	$ (119)